UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08627
Optique Funds, Inc.
(Exact name of registrant as specified in charter)

222 East Erie, Suite 500
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)
Wendell Perkins
Optique Capital Management
222 East Erie, Suite 500
Milwaukee, WI 53202
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-276-8272
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1.	Schedule of Investments
S C H E D U L E  O F  I N V E S T M E N T S January 31, 2011 (Unaudited)
International Value Fund

Number
of Shares		Value
	FOREIGN STOCK - 94.64%
	Australia - 6.45%
1,450	AGL Energy Ltd.	$21,540
4,200	Amcor Ltd.	28,809
540	BHP Billiton Ltd. ADR	48,076
925	National Australia Bank Ltd.	22,742
2,650	Santos Ltd.	35,694
1,300	Westpac Banking Corp.	29,798

		186,659

	Austria - 2.82%
180	Mayr-Melnhof Karton AG	21,396
830	OMV AG	36,869
1,700	Telekom Austria	23,447

		81,712

	Bermuda - 0.98%
4,700	Hiscox Ltd.	28,321

	Canada - 8.36%
3,600	Bombardier, Inc., Class B	20,515
1,200	EnCana Corp.	38,714
1,470	Husky Energy, Inc.	39,680
450	Magna International, Inc., Class A	26,305
660	Royal Bank of Canada	35,420
770	Sun Life Financial, Inc	24,255
1,900	Thompson Creek Metals Co., Inc *	25,726
420	Toronto-Dominion Bank	31,475

		242,090

	China - 0.81%
87,000	Sinotrans Ltd., Class H	23,436

	Finland - 0.68%
1,850	Nokia	19,834

	France - 9.96%
390	BNP Paribas	29,194
490	Carrefour SA	24,040
435	Compagnie de Saint-Gobain	25,239
630	GDF Suez	25,027
280	Nexans	22,495
375	Sanofi-Aventis	25,642
210	Societe BIC SA	18,058
360	Societe Generale	23,311
670	Total SA	39,237
10,800	Total SA STRIPS *	15
525	Vinci	30,436
900	Vivendi	25,832

		288,526

	Germany - 8.10%
180	Allianz SE	25,036
380	BASF AG	29,269
520	Deutsche Bank AG	30,777
300	Deutsche Boerse	22,770
1,700	Deutsche Telekom AG	22,696
780	E.ON	26,040
1,000	Rhoen Klinikum	23,307
390	Salzgitter	31,600
180	Siemens AG	23,106

		234,601

	Hong Kong - 5.87%
6,000	Cheung Kong Infrastructure Holdings Ltd.	28,516
2,500	China Mobile Hong Kong Ltd.	24,565
32,000	China Petroleum & Chemical Corp., Class H	35,260
3,000	Hang Lung Group Ltd.	18,953
1,000	Swire Pacific Ltd., Class A	15,726
15,500	Techtronic Industries Co.	19,286
8,000	Yue Yuen Industrial Holdings	27,553

		169,859

	Israel - 1.04%
550	Teva Pharmaceutical Industries Ltd.	30,058

	Japan - 17.27%
700	Aisin Seiki Co. Ltd.	26,614
1,000	Asahi Glass Co. Ltd.	12,486
700	Astellas Pharma	26,785
500	Canon, Inc.	24,564
300	East Japan Railway Co.	19,846
2,000	Fujitsu Ltd.	12,474
600	Honda Motor Co. Ltd.	25,448
1,000	JGC Corp.	24,411
200	Kyocera Corp.	20,847
1,100	Kyushu Electric Power Co., Inc.	24,784
1,000	Mitsubishi Corp.	27,890
5,500	Mitsubishi UFJ Financial Group, Inc.	28,598
500	Nippon Telegraph & Telephone Corp.	23,251
500	Nitto Denko Corp.	24,960
3,100	Nomura Holdings, Inc.	18,881
500	Secom Co. Ltd.	23,618
700	Sony Corp.	24,171
4,000	Sumitomo Chemical Co. Ltd.	20,701
400	Takeda Pharmaceutical Co. Ltd.	19,285
1,000	Toyo Suisan Kaisha Ltd.	21,372
600	Tsuruha Holdings, Inc	28,927
2,000	Unihair Co. Ltd.	20,237

		500,150

	Mexico - 0.86%
26,518	Cemex SAB de CV, Class Preference *	24,964

	Netherlands - 5.70%
3,680	Aegon NV	27,295
440	Akzo Nobel NV	27,559
690	Heineken Holding NV	30,669
780	Koninklijke Philips Electronics NV, NY Shares	24,360
870	Royal Dutch Shell PLC, A Shares	30,744
900	TNT	24,388

		165,015

	Norway - 1.05%
2,200	DnB NOR	30,281

S C H E D U L E  O F  I N V E S T M E N T S January 31, 2011 (Unaudited)
International Value Fund

Number
of Shares		Value
	Singapore - 2.07%
3,000	DBS Group Holdings Ltd.	$35,203
5,000	Fraser and Neave Ltd.	24,805

		60,008

	South Africa - 0.81%
900	Tiger Brands Ltd.	23,315

	South Korea - 1.54%
1,300	LG Display Co. Ltd. ADR	22,035
220	POSCO ADR	22,471

		44,506

	Spain - 4.23%
1,750	Banco Santander	21,474
1,130	Fomento de Construcciones y Contratas	32,968
1,225	Repsol YPF SA	38,586
1,170	Telefonica ADR	29,402

		122,430

	Sweden - 0.71%
1,700	Securitas, Class B	20,542

	Switzerland - 3.08%
540	Credit Suisse Group	24,143
400	Nestle SA	21,732
365	Novartis AG	20,389
400	Swiss Reinsurance Co. Ltd.	22,966

		89,230

	Taiwan - 0.78%
756	Chunghwa Telecom Co. Ltd.	22,582

	United Kingdom - 11.47%
750	Anglo American PLC	36,790
565	AstraZeneca PLC	27,426
3,700	Aviva PLC	26,242
7,700	Barclays PLC	36,229
1,400	Diageo PLC	26,954
1,550	GlaxoSmithKline PLC	28,017
2,850	HSBC Holdings PLC	31,069
2,750	National Grid PLC	24,337
400	Smith & Nephew PLC	22,396
810	Unilever PLC	23,561
2,500	United Utilities Group PLC	21,764
9,750	Vodafone Group PLC	27,384

		332,169

	Total Foreign Stock (Cost $2,485,022)	2,740,288

	FOREIGN PREFERRED STOCK - 1.86%
	Brazil - 1.86%
1,630	Petroleo Brasileiro SA	26,388
900	Vale, Class A	27,425

		53,813

	Total Foreign Preferred Stock (Cost $50,523)	53,813

	RIGHT - 0.01%
	Spain - 0.01%
1,750	Banco Santander, Expires 02/01/11*	331

	Total Right (Cost $0)	331

	SHORT-TERM INVESTMENTS - 4.91%**
102,106	SSGA Money Market Fund, 0.010%	102,106
40,190	SSGA U.S. Government Money Market Fund, 0.000%	40,190

	Total Short-Term Investments (Cost $142,296)	142,296

	TOTAL INVESTMENTS - 101.42% (Cost $2,677,841)†	$2,936,728

Percentages are based on Net Assets of $2,895,501.

*	- Non-income producing security.

**	- The rate reported is the 7-day effective yield as of January 31, 2011.

ADR	- American Depositary Receipt

Ltd.	- Limited

NY	- New York

PLC	- Public Limited Company

SSGA	- State Street Global Advisors

STRIPS	- Separately Traded Registered Interest and Principal Security

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $2,677,841, and the unrealized appreciation and depreciation were $319,614 and $(60,727), respectively.
For information on the Fund’s policy regarding valuation of investment and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
As of January 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820. For the quarter ended January 31, 2011, there were no level 3 securities. For the quarter ended January 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
OPT-QH-001-0800

Item 2.	Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Optique Funds, Inc.

By (Signature and Title)*	/s/ Wendell Perkins Wendell Perkins, President
Date: March 18, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wendell Perkins Wendell Perkins, President
Date: March 18, 2011

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Chief Financial Officer
Date: March 18, 2011

*	Print the name and title of each signing officer under his or her signature.